Premises And Equipment	12 Months Ended
Dec. 31, 2011
Premises And Equipment [Abstract]
Premises And Equipment
(4)	Premises and Equipment

A summary of premises and equipment follows (in thousands):

	At December 31,
	2011	2010

Land	$1,171	$1,171
Buildings and improvements	1,959	1,959
Furniture, fixtures and equipment	1,026	1,026
Leasehold improvements	119	119

Total, at cost	4,275	4,275

Less accumulated depreciation and amortization	(1,584)	(1,479)

Premises and equipment, net	$2,691	$2,796

The Company currently leases two branch facilities under operating leases. One lease contains renewal options and requires the Company to pay an allowable share of common area maintenance and real estate taxes. The other lease only requires the Company to pay real estate taxes. Rent expense under operating leases during the years ended December 31, 2011 and 2010 was $133,000 and $133,000, respectively. At December 31, 2011, the future minimum lease payments are approximately as follows (in thousands):

Year Ending December 31,	Amount

2012	$84
2013	80
2014	88
2015	88
2016	88
Thereafter	170

$598